Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Sep. 30, 2019	172,612,233
Balance at Sep. 30, 2019	$ 172,612	$ 37,885,151	$ (38,865,060)	$ (807,297)
Net loss			(4,691,377)	(4,691,377)
Shares issued for the exercise of warrants (in shares)	5,181,819
Shares issued for the exercise of warrants	$ 5,182	927,546		932,728
Issuance of Common Stock and warrants, net of financing costs (in shares)	14,285,714
Issuance of Common Stock and warrants, net of financing costs	$ 14,286	2,152,876		2,167,162
Vesting of restricted stock (in shares)	965,000
Vesting of restricted stock	$ 965	(965)
Stock-based compensation expense		898,293		$ 898,293
Balance (in shares) at Sep. 30, 2020	193,044,766			193,044,766
Balance at Sep. 30, 2020	$ 193,045	41,862,901	(43,556,437)	$ (1,500,491)
Net loss	$ 0	0	(4,475,305)	$ (4,475,305)
Shares issued for the exercise of warrants (in shares)				0
Issuance of Common Stock and warrants, net of financing costs (in shares)	43,125,004
Issuance of Common Stock and warrants, net of financing costs	$ 43,125	6,176,108	0	$ 6,219,233
Vesting of restricted stock (in shares)	550,000
Vesting of restricted stock	$ 550	(550)	0	0
Stock-based compensation expense	$ 0	372,196	0	372,196
Balance (in shares) at Jun. 30, 2021	236,719,770
Balance at Jun. 30, 2021	$ 236,720	48,410,655	(48,031,742)	$ 615,633
Balance (in shares) at Sep. 30, 2020	193,044,766			193,044,766
Balance at Sep. 30, 2020	$ 193,045	41,862,901	(43,556,437)	$ (1,500,491)
Net loss			(6,240,482)	(6,240,482)
Issuance of Common Stock and warrants, net of financing costs (in shares)	43,125,004
Issuance of Common Stock and warrants, net of financing costs	$ 43,125	6,176,108		6,219,233
Stock-based compensation expense		496,066		496,066
Vesting of restricted stock issued (in shares)	550,000
Vesting of restricted stock issued	$ 550	(550)
Balance (in shares) at Sep. 30, 2021	236,719,770			236,719,770
Balance at Sep. 30, 2021	$ 236,720	48,534,525	(49,796,919)	$ (1,025,674)
Balance at Mar. 31, 2021	236,720	48,316,799	(46,501,837)	2,051,682
Stock-based compensation expense	$ 0	93,856	0	93,856
Balance (in shares) at Jun. 30, 2021	236,719,770
Balance at Jun. 30, 2021	$ 236,720	48,410,655	(48,031,742)	$ 615,633
Balance (in shares) at Sep. 30, 2021	236,719,770			236,719,770
Balance at Sep. 30, 2021	$ 236,720	48,534,525	(49,796,919)	$ (1,025,674)
Shares issued for the exercise of warrants (in shares)				0
Vesting of restricted stock (in shares)	275,000
Vesting of restricted stock	$ 275	(275)	0	$ 0
Stock-based compensation expense	0	397,470	0	$ 397,470
Balance (in shares) at Jun. 30, 2022				236,994,770
Balance at Jun. 30, 2022	236,995	48,931,720	(53,184,214)	$ (4,015,499)
Balance at Mar. 31, 2022	$ 236,920	48,841,040	(52,137,384)	(3,059,424)
Vesting of restricted stock (in shares)	75,000
Vesting of restricted stock	$ 75	(75)	0	0
Stock-based compensation expense	0	90,755	0	$ 90,755
Balance (in shares) at Jun. 30, 2022				236,994,770
Balance at Jun. 30, 2022	$ 236,995	$ 48,931,720	$ (53,184,214)	$ (4,015,499)